STOCK-BASED COMPENSATION - Restricted Shares and Restricted Stock Unit Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PBRSUs
Restricted Stock and Restricted Stock Units
Outstanding at beginning of year (in shares)	594,000
Granted (in shares)	191,000
Vested (in shares)	(119,000)
Forfeited (in shares)	(116,000)
Outstanding at end of year (in shares)	550,000	594,000
Weighted-Average Fair Value
Outstanding at beginning of year (in dollars per share)	$ 21.07
Granted (in dollars per share)	21.00
Vested (in dollars per share)	21.97
Forfeited (in dollars per share)	19.57
Outstanding at end of year (in dollars per share)	$ 19.62	$ 21.07
MBRSUs
Restricted Stock and Restricted Stock Units
Outstanding at beginning of year (in shares)	289,000
Granted (in shares)	125,000
Vested (in shares)	(79,000)
Forfeited (in shares)	(24,000)
Outstanding at end of year (in shares)	311,000	289,000
Weighted-Average Fair Value
Outstanding at beginning of year (in dollars per share)	$ 13.30
Granted (in dollars per share)	11.46	$ 14.75	$ 13.87
Vested (in dollars per share)	10.51
Forfeited (in dollars per share)	13.30
Outstanding at end of year (in dollars per share)	$ 13.26	$ 13.30
Restricted Stock
Restricted Stock and Restricted Stock Units
Outstanding at beginning of year (in shares)	896,000
Granted (in shares)	937,000
Vested (in shares)	(228,000)
Forfeited (in shares)	(109,000)
Outstanding at end of year (in shares)	1,496,000	896,000
Weighted-Average Fair Value
Outstanding at beginning of year (in dollars per share)	$ 21.27
Granted (in dollars per share)	20.64
Vested (in dollars per share)	22.25
Forfeited (in dollars per share)	20.74
Outstanding at end of year (in dollars per share)	$ 20.76	$ 21.27